Financial Instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments
Financial Instruments

15.   Financial Instruments

Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the cash, cash equivalents, and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Amounts due from (to) owners and affiliates – The fair value of the non-interest bearing receivables or payables approximates their carrying amounts reported in the consolidated balance sheets since the receivables or payables are to be settled consistent with trade receivables and payables.

Derivative instruments – The fair values of the interest rate swaps are estimated based on the present value of cash flows over the term of the instruments based on the relevant LIBOR interest rate curves, adjusted for the subsidiary’s credit worthiness and the credit worthiness of the counterparty to the derivative.

Advances (shareholder loans) to joint ventures – The fair values of the fixed rate subordinated shareholder loans are estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the joint ventures.

Lampung and $385 million facilities – The fair values of the variable rate debt are estimated based on the present value of cash flows over the term of the instruments based on the estimated currently available margins and LIBOR interest rates as of the balance sheet date for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Revolving credit due to owners and affiliates – The fair value of the variable rate debt is estimated based on the present value of cash flows over the term of the instruments based on the estimated currently available margins and LIBOR interest rates as of the balance sheet date for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

The fair value estimates are categorized by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis. Trade payables and receivables for which the estimated fair values are equivalent to carrying values are not specified below.

		As of		As of
		December 31, 2020		December 31, 2019
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$31,770	31,770	39,126	$39,126
Restricted cash	1	19,293	19,293	20,693	20,693
Derivative instruments	2	(26,475)	(26,475)	(14,935)	(14,935)
Other:
Amounts due from affiliate	2	3,639	3,639	4,296	4,296
Advances (shareholder loans) to joint ventures	2	4,153	4,305	3,831	4,029
Current amounts due to owners and affiliates	2	(2,600)	(2,600)	(2,513)	(2,513)
Lampung facility	2	(94,960)	(99,295)	(112,713)	(119,598)
$385 million facility	2	(319,629)	(323,342)	(344,248)	(352,219)
Revolving credit facility due to owners and affiliates	2	$(18,465)	(16,987)	(8,792)	$(8,717)

Financing receivables and net investment in financing lease

The following table contains a summary of the class of financial asset, year of origination and the method by which the credit quality is monitored on a quarterly basis:

Class		Credit Quality		As of December 31,
(in thousands of U.S. dollars)	Year	Indicator	Grade	2020	2019
Advances/shareholder loans to joint ventures	2006	Collection experience	Performing	$4,153	$3,831
Net investment in financing lease	2014	Credit Information	Performing	$274,257	$278,904

The shareholder loans to joint ventures are classified as advances to joint ventures in the consolidated balance sheet. Refer to note 9.

Refer to note 2 for information related to the allowance for expected credit losses recorded on January 1, 2020. For the year ended December 31, 2020, there was no change in the allowance for expected credit losses following the cumulative effect of adopting the new standard. There were no impairment losses for trade receivables for lease or time charter services or contract assets for the year ended December 31, 2019. For the net investment in financing lease, the Partnership monitors quarterly actual credit losses, forecasts of LNG demand and changes in charterer or guarantor-specific publicly available financial and credit information in developing expected credit losses. The Partnership has never incurred actual credit losses related to the net investment in financing lease. The Partnership measures the allowance for credit losses for the net investment in financing lease using the probability of default and loss given default method.